Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Financial information of joint ventures

	Years ended December 31,
	2011 (1) $	2010 (2) $	2009 $
Current assets	128,608	97,605
Non-current assets	2,121,408	1,424,450
Current liabilities	140,899	88,990
Non-current liabilities	1,798,946	1,162,556

Voyage revenues	167,094	106,371	99,593
Income from vessel operations	124,553	83,992	80,951
Realized and unrealized (loss) gain on derivative instruments	(41,622)	(35,173)	10,692
Net Income	51,492	20,092	59,918

(1)	The results included for the Angola Joint Venture were from the time the vessels delivered from August, September and October 2011 to December 31, 2011.
(2)	The results included for the Excalibur and Excelsior Joint Ventures were from November 4, 2010 to December 31, 2010.